Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory [Abstract]
Schedule of Inventory
	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Raw materials	3,358	5,166	720
Low value consumables	34	34	5
Finished goods	6,492	7,780	1,087
Less: inventory impairment	(12)	-	-
	9,872	12,980	1,812